Cover Page	9 Months Ended
Feb. 28, 2026
Document and Entity Information
Document Type	S-1
Entity Registrant Name	CYTODYN INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001175680
Amendment Flag	false